Income Taxes - Summary of Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Current:
Federal			$ 19,646	$ 8,405	$ 1,674
Foreign			73,123	67,755	58,552	1,850
State			4,742	4,502	2,047
Current income tax expense			97,511	80,662	62,273	1,850
Deferred:
Federal			(41,428)	(31,943)	(132,303)	(26,381)
Foreign			1,410	(9,400)	(6,972)	(658)
State			(704)	(7,370)	(2,325)	(5,897)
Deferred income tax expense (benefit)	7,343	(9,176)	(40,722)	(48,713)	(141,600)	(32,936)
Total income tax expense (benefit)	$ 37,677	$ 11,003	$ 56,789	$ 31,949	$ (79,327)	$ (31,086)